Consolidated Statement of Financial Position - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 946	$ 825
Trade and other receivables	1,093	1,167
Other financial assets	492	533
Prepaid expenses and other current assets	509	546
Current assets	3,040	3,071
Property and equipment, net	584	615
Computer software, net	893	900
Other identifiable intangible assets, net	3,445	3,518
Goodwill	5,821	5,853
Equity method investments	1,291	1,551
Other non-current assets	686	611
Deferred tax	1,143	1,176
Total assets	16,903	17,295
Liabilities
Current indebtedness	120	579
Payables, accruals and provisions	1,145	1,373
Deferred revenue	762	833
Other financial liabilities	132	434
Current liabilities	2,159	3,219
Long-term indebtedness	3,699	2,676
Provisions and other non-current liabilities	1,245	1,264
Deferred tax	491	576
Total liabilities	7,594	7,735
Equity
Capital	5,413	5,377
Retained earnings	4,924	4,965
Accumulated other comprehensive loss	(1,028)	(782)
Total equity	9,309	9,560
Total liabilities and equity	$ 16,903	$ 17,295